Note 4 - Collaboration Revenue (Details Textual) $ / shares in Units, $ in Thousands, ¥ in Billions		1 Months Ended	12 Months Ended			31 Months Ended
	Nov. 12, 2020 $ / shares shares	Nov. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 12, 2022 $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)
Revenue from Contract with Customer, Including Assessed Tax			$ 1,351	$ 180	$ 0
Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”) [Member] | Jiangsu Hengrui Pharmaceuticals Co., Ltd. [Member]
Collaboration Agreement, Upfront Cash Payment							$ 31,039	¥ 0.2
Research Collaboration and License Agreement with Eli Lilly [Member] | Series A-2 Preferred Shares [Member]
Redeemable Noncontrolling Interest, Equity, Preferred, Fair Value				5,267
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member]
Collaborative Arrangement, Upfront Cash Payment		$ 10,000		9,455
Derivative Liability, Total				278
Proceeds from Issuance or Sale of Equity, Total				15,000
Revenue from Contract with Customer, Including Assessed Tax			1,351	$ 180
Collaboration Agreement,, Maximum Regulatory Development Milestones to be Received							108,638	0.7
Collaboration Agreement, Maximum Commercial Milestones to be Received							$ 62,079	¥ 0.4
Revenue from Contract with Customer, Excluding Assessed Tax, Total			$ 0
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-1 Convertible Preferred Shares [Member]
Stock Issued for Transfer of Assets, Shares (in shares) | shares	9,631,941
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-1 Preferred Shares [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	1,194,030
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-2 Preferred Shares [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	1,990,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 2.5125
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Additional Series A-2 Preferred Shares [Member] | Forecast [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares						1,990,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares						$ 2.5125
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Maximum [Member]
Collaborative Arrangement, Equity Investment		$ 780,000